Financial instruments - Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Income
Dividend income	¥ 0		¥ 122
Financial Services [Member]
Income
Net gains (losses) recognized in profit or loss	5,219	[1]	894,543	¥ 43,617
Total interest income	262,551	[1]	243,269	223,306
Dividend income	186	[1]	459	195
Expenses
Total interest expenses	79,366		72,488	29,867
Impairment losses (gains) on financial assets	(74)		(45)	152
Financial Services [Member] | Financial instruments required to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	149,946	[1],[2]	857,653	56,150
Financial Services [Member] | Financial liabilities measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	14,830	[1]	(105,974)	(58,484)
Expenses
Total interest expenses	79,366		72,488	29,867
Financial Services [Member] | Financial instruments designated to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	(123,876)	[1]	(120,317)	(109,480)
Financial Services [Member] | Financial assets measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	12,969	[1]	5,279	14,242
Total interest income	59,507	[1]	52,060	38,787
Expenses
Impairment losses (gains) on financial assets	(91)		(42)	144
Financial Services [Member] | Debt instruments measured at FVOCI [member]
Income
Net gains (losses) recognized in profit or loss	(48,650)	[1]	257,902	141,189
Total interest income	203,044	[1]	191,209	184,519
Expenses
Impairment losses (gains) on financial assets	17		(3)	8
Financial Services [Member] | Equity instruments measured at FVOCI [member]
Income
Dividend income	¥ 186	[1]	¥ 459	¥ 195

[1]	Income includes investment returns which occurred in the insurance business. Refer to Note 13.
[2]	Financial instruments required to be measured at FVPL include the fair value changes attributable to the hedged risks of debt instruments measured at fair value through other comprehensive income designated as the hedged items in fair value hedges.